General and administrative expenses	6 Months Ended
Jun. 30, 2020
General and administrative expenses
General and administrative expenses

13.General and administrative expenses

	Three months ended		Six months ended
	June 30, 2020	June 30, 2019	June 30, 2020	June 30, 2019
Rent	$90,119	$73,609	$207,365	$195,484
Office expenses	249,746	417,795	773,087	774,339
Legal and professional	730,555	316,179	1,200,010	821,702
Consulting fees	377,360	402,027	773,878	838,603
Investor relations	77,490	62,171	219,851	208,702
Salaries	620,677	319,882	1,183,576	665,508
	$2,145,947	$1,591,663	$4,357,767	$3,504,338